Supplement to the

Fidelity® Strategic Dividend & Income® Fund (FSDIX)

A Class of shares of Fidelity Strategic Dividend & Income Fund

A Fund of Fidelity Salem Street Trust (formerly known as Fidelity Fixed-Income Trust)

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2012

Ford O'Neil serves as co-manager of the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 33.

Ford O'Neil is co-manager of Fidelity Strategic Dividend & Income Fund and receives compensation for his services. As of June 30, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below, and (iii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. The portfolio manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to the portfolio manager's tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Strategic Dividend & Income Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index (described below), on which the fund's target asset allocation is based. The portion of the portfolio manager's bonus that is based on impact scores is based on how he allocates the fund's assets among the common equity, convertible securities, preferred equity, and REIT and other real estate-related investments asset classes, which are represented by the components of the Fidelity Strategic Dividend & Income Composite Index. The components of the Fidelity Strategic Dividend & Income Composite Index and their relative weightings in Fidelity Strategic Dividend & Income Fund's neutral mix are 50% MSCI USA High Dividend Yield Index, 15% FTSE NAREIT Equity REITs Index, 15% The BofA Merrill Lynch All US Convertibles Index, and 20% The BofA Merrill Lynch Fixed Rate Preferred Securities Index. The portfolio manager's bonus is based on the percentage of the fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

SDIB-12-01 August 7, 2012
1.796004.116

The following table provides information relating to other accounts managed by Mr. O'Neil as of June 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	3	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 77,293	$ 5,028	$ 2,685
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Strategic Dividend & Income Fund ($2,510 (in millions) assets managed).

As of June 30, 2012, the dollar range of shares of Fidelity Strategic Dividend & Income Fund beneficially owned by Mr. O'Neil was none.

Supplement to the

Fidelity Advisor® Strategic Dividend & Income® Fund

Class A (FASDX), Class T (FTSDX), Class B (FBSDX), Class C (FCSDX), and Institutional Class (FSIDX)

Classes of shares of Fidelity® Strategic Dividend & Income Fund

A Fund of Fidelity Salem Street Trust (formerly known as Fixed-Income Trust)

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2012

Ford O'Neil serves as co-manager of the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 33.

Ford O'Neil is co-manager of Fidelity Strategic Dividend & Income Fund and receives compensation for his services. As of June 30, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below, and (iii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. The portfolio manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to the portfolio manager's tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Strategic Dividend & Income Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index (described below), on which the fund's target asset allocation is based. The portion of the portfolio manager's bonus that is based on impact scores is based on how he allocates the fund's assets among the common equity, convertible securities, preferred equity, and REIT and other real estate-related investments asset classes, which are represented by the components of the Fidelity Strategic Dividend & Income Composite Index. The components of the Fidelity Strategic Dividend & Income Composite Index and their relative weightings in Fidelity Strategic Dividend & Income Fund's neutral mix are 50% MSCI USA High Dividend Yield Index, 15% FTSE NAREIT Equity REITs Index, 15% The BofA Merrill Lynch All US Convertibles Index, and 20% The BofA Merrill Lynch Fixed Rate Preferred Securities Index. The portfolio manager's bonus is based on the percentage of the fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

ASDI/ASDIIB-12-01 August 7, 2012
1.795998.114

The following table provides information relating to other accounts managed by Mr. O'Neil as of June 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	3	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 77,293	$ 5,028	$ 2,685
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Strategic Dividend & Income Fund ($2,510 (in millions) assets managed).

As of June 30, 2012, the dollar range of shares of Fidelity Strategic Dividend & Income Fund beneficially owned by Mr. O'Neil was none.